SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2013
SHARE INCENTIVE PLAN
Summary of share options under the Plan

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2011	1,771,824	$4.13	7.34	$1.45
Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92

Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	$1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	$1.46
Forfeited	(70,276)	5.10		2.25

Outstanding as of December 31, 2013	1,418,420	$4.01	4.20	$1.33

Exercisable as of December 31, 2013	1,411,260	$4.40	4.21

Vested or expected to vest as of December 31, 2013	1,411,260	$4.40	4.21

Summary of restricted stock under the plan

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2011	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04

Outstanding as of December 31, 2011	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	$2.96
Granted	1,036,500	0.59
Forfeited	(181,251)	0.78
Vested	(194,200)	0.81

Outstanding as of December 31, 2013	1,104,400	$1.07